UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of registrant as specified in charter)

790 North Water Street, Suite 2100

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John S. Brandser

Fiduciary Management, Inc.

790 North Water Street

Suite 2100

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 226-4555

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

FMI Common Stock Fund
Investor Class | FMIMX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.96%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Common Stock Fund Investor Class (“The Fund”) fell by 1.34%, compared with a gain of 3.10% for the Russell 2000® Index and 8.37% for the Russell 2000® Value Index.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to money-losing biotechnology companies. Lastly, with many high-multiple stocks driving even the Russell 2000®’s Value performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Electronic Technology, Distribution Services, Finance
↑	Positions: Plexus Corp., White Mountains Insurance Group Ltd., Donaldson Co. Inc.

Top Detractors
↓	Sectors: Technology Services, Consumer Durables, Commercials Services
↓	Positions: Insight Enterprises Inc., Houlihan Lokey Inc. Cl. A, Fortune Brands Innovations Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-SAR-302933403

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	6.35	9.12	10.54
Russell 2000® Index	25.72	3.77	9.88
Russell 2000® Value Index	28.09	5.79	9.61
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$1,752,529,240	Portfolio Turnover	15%
Number of Holdings	30
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Aramark	5.7%
White Mountains Insurance Group Ltd.	5.0%
Primerica, Inc.	4.8%
FirstCash Holdings, Inc.	4.7%
Zions Bancorp NA	4.5%
Valvoline, Inc.	4.4%
AptarGroup, Inc.	4.3%
Gates Industrial Corp. PLC	4.2%
Arrow Electronics, Inc.	4.1%
FTI Consulting Inc.	3.9%

Sector Breakdown
Finance	26.0%
Producer Manufacturing	17.6%
Distribution Services	13.0%
Consumer Services	10.1%
Consumer Durables	10.1%
Commercial Services	8.4%
Process Industries	4.3%
Technology Services	3.4%
Non-Energy Minerals	2.5%
Cash & Other	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-SAR-302933403

FMI Common Stock Fund
Institutional Class | FMIUX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$42	0.84%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Common Stock Fund Institutional Class (“The Fund”) fell by 1.30%, compared with a gain of 3.10% for the Russell 2000® Index and 8.37% for the Russell 2000® Value Index.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to money-losing biotechnology companies. Lastly, with many high-multiple stocks driving even the Russell 2000®’s Value performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Electronic Technology, Distribution Services, Finance
↑	Positions: Plexus Corp., White Mountains Insurance Group Ltd., Donaldson Co. Inc.

Top Detractors
↓	Sectors: Technology Services, Consumer Durables, Commercials Services
↓	Positions: Insight Enterprises Inc., Houlihan Lokey Inc. Cl. A, Fortune Brands Innovations Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-SAR-302933601

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	6.46	9.25	11.03
Russell 2000® Index	25.72	3.77	9.65
Russell 2000® Value Index	28.09	5.79	9.15
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$1,752,529,240	Portfolio Turnover	15%
Number of Holdings	30
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Aramark	5.7%
White Mountains Insurance Group Ltd.	5.0%
Primerica, Inc.	4.8%
FirstCash Holdings, Inc.	4.7%
Zions Bancorp NA	4.5%
Valvoline, Inc.	4.4%
AptarGroup, Inc.	4.3%
Gates Industrial Corp. PLC	4.2%
Arrow Electronics, Inc.	4.1%
FTI Consulting Inc.	3.9%

Sector Breakdown
Finance	26.0%
Producer Manufacturing	17.6%
Distribution Services	13.0%
Consumer Services	10.1%
Consumer Durables	10.1%
Commercial Services	8.4%
Process Industries	4.3%
Technology Services	3.4%
Non-Energy Minerals	2.5%
Cash & Other	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-SAR-302933601

FMI Large Cap Fund
Investor Class | FMIHX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$41	0.85%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Large Cap Fund Investor Class (“The Fund”) fell by 5.55%, compared with a decline of 1.79% for the S&P 500® Index and a gain of 5.90% for the  iShares®  Russell 1000 Value  ETF.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period. Lastly, with many high-multiple stocks driving even the Russell 1000 Value’s performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Industrial Services, Transportation, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., CSX Corp.

Top Detractors
↓	Sectors: Finance, Consumer Services, Producer Manufacturing
↓	Positions: Booking Holdings Inc., CarMax Inc., CDW Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-SAR-302933205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	-0.54	5.08	8.85
S&P 500® Index	17.80	12.06	14.16
iShares® Russell 1000 Value ETF	7.06	15.97	8.62
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$1,109,685,078	Portfolio Turnover	19%
Number of Holdings	27
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Charles Schwab Corp.	7.8%
Booking Holdings, Inc.	6.3%
Ferguson Enterprises, Inc.	5.8%
Aramark	5.5%
Avery Dennison Corp.	5.3%
Carrier Global Corp.	4.8%
Becton Dickinson & Co.	4.6%
Accenture PLC	4.5%
CDW Corp.	4.1%
Allegion PLC	3.6%

Sector Breakdown
Finance	26.0%
Consumer Services	11.8%
Technology Services	10.8%
Producer Manufacturing	10.1%
Distribution Services	9.0%
Health Services	8.3%
Health Technology	7.8%
Process Industries	5.3%
Consumer Durables	3.6%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-SAR-302933205

FMI Large Cap Fund
Institutional Class | FMIQX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.71%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI Large Cap Fund Institutional Class (“The Fund”) fell by 5.42%, compared with a decline of 1.79% for the S&P 500® Index and a gain of 5.90% for the  iShares® Russell 1000 Value  ETF.
After a strong start to the period, U.S. stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of gas at a U.S. pump topping $4 for the first time since 2022, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into this segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period. Lastly, with many high-multiple stocks driving even the Russell 1000 Value’s performance, FMI’s focus on quality and valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Industrial Services, Transportation, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., CSX Corp.

Top Detractors
↓	Sectors: Finance, Consumer Services, Producer Manufacturing
↓	Positions: Booking Holdings Inc., CarMax Inc., CDW Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-SAR-302933502

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	-0.38	5.22	9.28
S&P 500® Index	17.80	12.06	14.57
iShares® Russell 1000 Value ETF	7.06	15.97	10.33
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$1,109,685,078	Portfolio Turnover	19%
Number of Holdings	27
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Charles Schwab Corp.	7.8%
Booking Holdings, Inc.	6.3%
Ferguson Enterprises, Inc.	5.8%
Aramark	5.5%
Avery Dennison Corp.	5.3%
Carrier Global Corp.	4.8%
Becton Dickinson & Co.	4.6%
Accenture PLC	4.5%
CDW Corp.	4.1%
Allegion PLC	3.6%

Sector Breakdown
Finance	26.0%
Consumer Services	11.8%
Technology Services	10.8%
Producer Manufacturing	10.1%
Distribution Services	9.0%
Health Services	8.3%
Health Technology	7.8%
Process Industries	5.3%
Consumer Durables	3.6%
Cash & Other	7.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-SAR-302933502

FMI International Fund
Investor Class | FMIJX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$48	0.97%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund Investor Class (“The Fund”) fell by 2.58%, compared with the MSCI EAFE® Index’s gain of 6.29% in local currency and 3.56% in  U.S. Dollars. The Fund’s passive currency hedge was a tailwind, as the U.S. Dollar strengthened.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Rexel S.A., SLB Ltd., NOF Corp.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Retail Trade
↓	Positions: ICON PLC, B&M European Value Retail S.A., Booking Holdings Inc.
FMI International Fund	PAGE 1	TSR-SAR-302933304

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	5.38	5.40	6.32
MSCI EAFE® (LOC) Index	17.38	9.88	9.35
MSCI EAFE® (LOC) Value Index	25.84	14.34	10.38
MSCI EAFE® (USD) Index	21.27	7.91	8.38
MSCI EAFE® (USD) Value Index	30.05	12.19	9.34
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$2,025,258,524	Portfolio Turnover	7%
Number of Holdings	43
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.4%
Informa PLC	4.8%
IMCD NV	4.7%
Sunbelt Rentals Holdings, Inc.	4.4%
Sodexo SA	4.2%
NOF Corp.	4.0%
Ryanair Holdings PLC	4.0%
Techtronic Industries Co. Ltd.	4.0%
Fluidra SA	3.8%
Unilever PLC	3.8%

Geographic Breakdown
Britain	28.5%
United States	15.3%
France	10.2%
Netherlands	8.4%
Japan	7.8%
Switzerland	5.7%
Germany	5.4%
Ireland	4.0%
Hong Kong	4.0%
Other Countries	10.7%

Sector Breakdown
Distribution Services	14.8%
Consumer Non-Durables	11.9%
Producer Manufacturing	11.3%
Consumer Services	10.6%
Consumer Durables	10.2%
Finance	10.2%
Health Technology	6.6%
Technology Services	4.8%
Process Industries	4.0%
Cash & Other	15.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
FMI International Fund	PAGE 2	TSR-SAR-302933304

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 3	TSR-SAR-302933304

FMI International Fund
Institutional Class | FMIYX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.81%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund Institutional Class (“The Fund”) fell by 2.53%, compared with the MSCI EAFE® Index’s gain of 6.29% in local currency and 3.56% in  U.S. Dollars. The Fund’s passive currency hedge was a tailwind, as the U.S. Dollar strengthened.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Rexel S.A., SLB Ltd., NOF Corp.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Retail Trade
↓	Positions: ICON PLC, B&M European Value Retail S.A., Booking Holdings Inc.
FMI International Fund	PAGE 1	TSR-SAR-302933700

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	5.49	5.54	6.22
MSCI EAFE® (LOC) Index	17.38	9.88	9.23
MSCI EAFE® (LOC) Value Index	25.84	14.34	9.98
MSCI EAFE® (USD) Index	21.27	7.91	8.61
MSCI EAFE® (USD) Value Index	30.05	12.19	9.36
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$2,025,258,524	Portfolio Turnover	7%
Number of Holdings	43
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.4%
Informa PLC	4.8%
IMCD NV	4.7%
Sunbelt Rentals Holdings, Inc.	4.4%
Sodexo SA	4.2%
NOF Corp.	4.0%
Ryanair Holdings PLC	4.0%
Techtronic Industries Co. Ltd.	4.0%
Fluidra SA	3.8%
Unilever PLC	3.8%

Geographic Breakdown
Britain	28.5%
United States	15.3%
France	10.2%
Netherlands	8.4%
Japan	7.8%
Switzerland	5.7%
Germany	5.4%
Ireland	4.0%
Hong Kong	4.0%
Other Countries	10.7%

Sector Breakdown
Distribution Services	14.8%
Consumer Non-Durables	11.9%
Producer Manufacturing	11.3%
Consumer Services	10.6%
Consumer Durables	10.2%
Finance	10.2%
Health Technology	6.6%
Technology Services	4.8%
Process Industries	4.0%
Cash & Other	15.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
FMI International Fund	PAGE 2	TSR-SAR-302933700

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 3	TSR-SAR-302933700

FMI International Fund II - Currency Unhedged
Institutional Class | FMIFX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.90%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, the FMI International Fund II – Currency Unhedged Institutional Class (“The Fund”) fell by 4.70%, compared with the MSCI EAFE® Index’s gain of 3.56% in  U.S. Dollars.
After a strong start to the period, international stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to service segments (commercial and consumer), as well as durables exposed to housing and construction, have also hurt our relative performance. Within the service segment we added to Booking Holdings Inc., a perceived AI loser, that we feel has a defendable niche. We have also leaned into those exposed to the housing repair and remodel (R&R) market. We believe this segment has an attractive long-term set-up, yet many companies have been discounted on cyclical pressures (higher rates, affordability challenges). Quality underperformed during the semi-annual period, also weighing on the relative comparison.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: SLB Ltd., Rexel S.A., Roche Holding Ltd.

Top Detractors
↓	Sectors: Commercial Services, Consumer Services, Consumer Non-Durables
↓	Positions: ICON PLC, B&M European Value Retail S.A., Sony Group Corp.
FMI International Fund II - Currency Unhedged	PAGE 1	TSR-SAR-302933809

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	6.39	2.85	3.71
MSCI EAFE® (USD) Index	21.27	7.91	8.16
MSCI EAFE® (USD) Value Index	30.05	12.19	10.44
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$52,365,055	Portfolio Turnover	9%
Number of Holdings	31
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.5%
IMCD NV	4.7%
Informa PLC	4.7%
Sunbelt Rentals Holdings, Inc.	4.3%
Sodexo SA	4.1%
NOF Corp.	4.0%
Fluidra SA	4.0%
Ryanair Holdings PLC	3.9%
Techtronic Industries Co. Ltd.	3.9%
Unilever PLC	3.7%

Geographic Breakdown
Britain	28.0%
United States	16.2%
France	10.1%
Netherlands	8.3%
Japan	7.8%
Switzerland	5.6%
Germany	5.3%
Spain	4.0%
Ireland	3.9%
Other Countries	10.8%

Sector Breakdown
Distribution Services	14.6%
Consumer Non-Durables	11.7%
Producer Manufacturing	11.3%
Consumer Services	10.5%
Consumer Durables	10.2%
Finance	9.9%
Health Technology	6.5%
Technology Services	4.7%
Process Industries	4.0%
Cash & Other	16.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund-2/.
FMI International Fund II - Currency Unhedged	PAGE 2	TSR-SAR-302933809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund II - Currency Unhedged	PAGE 3	TSR-SAR-302933809

FMI Global Fund
Institutional Class | FMIGX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the FMI Global Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.90%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2026, FMI Global Fund Institutional Class (“The Fund”) fell 7.22%, compared with the MSCI World® Index’s decline of 0.57% in  U.S. Dollars.
After a strong start to the period, global stock markets came under acute pressure in the wake of the Iran war (commenced on February 28, 2026). With energy prices soaring and the war ongoing, risk appetites have dampened. The most consequential development in the Iran war is the blockage of the Strait of Hormuz, where ~20% of the world’s global oil and liquified natural gas (LNG) pass through. Oil eclipsed $100 per barrel both in the U.S. and overseas, with fears that it could spike significantly higher from here if the conflict drags on. With the average price of fuel at the pump increasing significantly across the globe, consumers are already starting to feel the pinch. Like tariffs, high energy prices act as a de facto tax on consumers. Meanwhile, businesses are also facing headwinds on profit margins due to rising input and transportation costs (some shipping lanes are being rerouted to avoid the region). Global central banks find themselves in a difficult situation, contending with rising inflation and interest rates, while employment and economic growth are weakening. A prolonged conflict could trigger a recession, or perhaps worse, stagflation.
Not surprisingly, energy and defense stocks outperformed over the period. FMI’s portfolios have an underweight exposure to both given business quality and valuation considerations. FMI’s overweight exposure to commercial services, as well as to manufacturing end-markets, specifically building products, have also hurt our relative performance. We have leaned into the latter segment over the last few years as cyclical pressure (higher rates, affordability challenges) has weighed on the stocks. We find the housing repair and remodel (R&R) market to have an attractive long-term set-up. FMI’s underweight to artificial intelligence (AI) tailwinds also weighed during the period, as did our lack of exposure to Utilities and Non-Energy Minerals. Lastly, with many high multiple stocks driving the benchmark, FMI’s focus on valuation detracted.
As investors try to navigate heightened geopolitical and economic uncertainty, FMI takes comfort knowing that our portfolios are comprised of advantaged businesses with robust balance sheets, that trade at discounts to their respective benchmarks.

Top Contributors
↑	Sectors: Distribution Services, Industrial Services, Process Industries
↑	Positions: Alphabet Inc. Cl. A, SLB Ltd., Rexel S.A.

Top Detractors
↓	Sectors: Commercial Services, Retail Trade, Consumer Services
↓	Positions: ICON PLC, Booking Holdings Inc., B&M European Value Retail S.A.
FMI Global Fund	PAGE 1	TSR-SAR-302933874

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (12/31/2024)
Institutional Class	-2.12	-1.70
MSCI World® (USD) Index	18.90	13.24
MSCI ACWI® (USD) Index	20.01	14.53
Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2026)

Net Assets	$10,612,502	Portfolio Turnover	19%
Number of Holdings	33
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
Booking Holdings, Inc.	6.1%
Charles Schwab Corp.	5.0%
Accenture PLC	4.2%
Informa PLC	4.1%
Ferguson Enterprises, Inc.	4.1%
Sunbelt Rentals Holdings, Inc.	4.0%
Ryanair Holdings PLC	4.0%
Avery Dennison Corp.	3.9%
Coca-Cola Europacific Partners PLC	3.8%
Becton Dickinson & Co.	3.7%

Geographic Breakdown
United States	53.1%
Britain	17.8%
France	8.4%
Ireland	8.1%
Netherlands	6.2%
Germany	2.5%
Bermuda	2.2%
Jersey	1.7%

Sector Breakdown
Finance	17.2%
Technology Services	13.3%
Distribution Services	12.6%
Consumer Services	11.7%
Consumer Non-Durables	10.1%
Producer Manufacturing	9.7%
Health Technology	6.7%
Health Services	4.5%
Transportation	4.0%
Cash & Other	10.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/global-fund/.
FMI Global Fund	PAGE 2	TSR-SAR-302933874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Global Fund	PAGE 3	TSR-SAR-302933874

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements and
Other Information
March 31, 2026
FMI Common Stock Fund
Investor Class (Ticker Symbol: FMIMX)
Institutional Class (Ticker Symbol: FMIUX)
FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
FMI International Fund
Investor Class (Ticker Symbol: FMIJX)
Institutional Class (Ticker Symbol: FMIYX)
FMI International Fund II – Currency Unhedged
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIFX)
FMI Global Fund
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIGX)

FMI Funds, Inc.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
COMMERCIAL SERVICES SECTOR — 8.4%
Miscellaneous Commercial Services — 7.2%
FTI Consulting Inc.(a)	392,000	$69,293,840
Huron Consulting Group, Inc.(a)	446,000	56,860,540
		126,154,380
Personnel Services — 1.2%
Robert Half, Inc.	810,000	20,574,000
Total Commercial Services Sector		146,728,380
CONSUMER DURABLES SECTOR — 10.1%
Homebuilding — 3.7%
Cavco Industries, Inc.(a)	132,000	63,926,280
Other Consumer Specialties — 3.1%
MSA Safety, Inc.	335,000	54,923,250
Recreational Products — 3.3%
Hayward Holdings, Inc.(a)	4,345,000	58,136,100
Total Consumer Durables Sector		176,985,630
CONSUMER SERVICES SECTOR — 10.1%
Other Consumer Services — 4.4%
Valvoline, Inc.(a)	2,305,000	77,632,400
Restaurants — 5.7%
Aramark	2,465,000	99,931,100
Total Consumer Services Sector		177,563,500
DISTRIBUTION SERVICES SECTOR — 13.0%
Electronics Distributors — 4.1%
Arrow Electronics, Inc.(a)	500,000	71,705,000
Medical Distributors — 3.9%
Henry Schein, Inc.(a)	940,000	69,278,000
Wholesale Distributors — 5.0%
Applied Industrial Technologies, Inc.	100,000	26,532,000
Core & Main, Inc. - Class A(a)	1,225,000	60,515,000
		87,047,000
Total Distribution Services Sector		228,030,000
ELECTRONIC TECHNOLOGY SECTOR — 1.4%
Electronic Production Equipment — 1.4%
CTS Corp.	510,000	24,357,600

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)
FINANCE SECTOR — 26.1%(b)
Finance/Rental/Leasing — 8.6%
FirstCash Holdings, Inc.	440,000	$82,720,000
OneMain Holdings, Inc.	1,275,000	68,199,750
		150,919,750
Investment Banks/Brokers — 3.1%
Houlihan Lokey, Inc. - Class A	380,000	54,575,600
Life/Health Insurance — 4.8%
Primerica, Inc.	335,000	83,910,800
Major Banks — 4.6%
Zions Bancorp NA	1,385,000	79,803,700
Multi-Line Insurance — 5.0%
White Mountains Insurance Group Ltd.	40,000	87,878,400
Total Finance Sector		457,088,250
NON-ENERGY MINERALS SECTOR — 2.5%
Forest Products — 2.5%
Louisiana-Pacific Corp.	598,000	43,504,500
PROCESS INDUSTRIES SECTOR — 4.3%
Containers/Packaging — 4.3%
AptarGroup, Inc.	600,000	75,612,000
PRODUCER MANUFACTURING SECTOR — 17.7%
Auto Parts: OEM — 3.3%
Donaldson Co., Inc.	675,000	57,287,250
Building Products — 7.0%
Carlisle Cos., Inc.	135,000	45,038,700
Fortune Brands Innovations, Inc.	1,030,000	40,139,100
Simpson Manufacturing Co., Inc.	215,000	36,898,300
		122,076,100
Industrial Machinery — 7.4%
Gates Industrial Corp. PLC(a)	3,230,000	73,030,300
Mueller Water Products, Inc. - Class A	2,060,000	56,629,400
		129,659,700
Total Producer Manufacturing Sector		309,023,050
RETAIL TRADE SECTOR — 1.8%
Specialty Stores — 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	325,000	31,986,500

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)
TECHNOLOGY SERVICES SECTOR — 3.4%
Information Technology Services — 3.4%
Insight Enterprises, Inc.(a)	895,000	$59,973,950
TOTAL COMMON STOCKS (Cost $1,407,357,068)		1,730,853,360
SHORT-TERM INVESTMENTS
Money Market Funds — 1.4%
First American Treasury Obligations Fund - Class X, 3.59%(c)	24,940,234	24,940,234
TOTAL MONEY MARKET FUNDS (Cost $24,940,234)		24,940,234
TOTAL INVESTMENTS — 100.2% (Cost $1,432,297,302)		1,755,793,594
Liabilities in Excess of Other Assets — (0.2)%		(3,264,354)
TOTAL NET ASSETS — 100.0%		$1,752,529,240

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2026
FMI Common Stock Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,730,853,360	$—	$—	$1,730,853,360
Money Market Funds	24,940,234	—	—	24,940,234
Total Investments	$1,755,793,594	$—	$—	$1,755,793,594

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
CONSUMER DURABLES SECTOR — 3.6%
Tools & Hardware — 3.6%
Allegion PLC	272,000	$39,518,880
CONSUMER NON-DURABLES SECTOR — 3.2%
Household/Personal Care — 3.2%
Unilever PLC - ADR	620,000	35,321,400
CONSUMER SERVICES SECTOR — 11.8%
Other Consumer Services — 6.3%
Booking Holdings, Inc.	16,500	69,470,280
Restaurants — 5.5%
Aramark	1,510,000	61,215,400
Total Consumer Services Sector		130,685,680
DISTRIBUTION SERVICES SECTOR — 9.0%
Food Distributors — 3.2%
Sysco Corp.	505,000	36,021,650
Wholesale Distributors — 5.8%
Ferguson Enterprises, Inc.	275,000	64,146,500
Total Distribution Services Sector		100,168,150
FINANCE SECTOR — 26.0%(a)
Finance/Rental/Leasing — 5.5%
Capital One Financial Corp.	160,000	29,188,800
Sunbelt Rentals Holdings, Inc.	495,000	32,219,550
		61,408,350
Investment Banks/Brokers — 7.9%
Charles Schwab Corp.	925,000	86,931,500
Major Banks — 3.1%
PNC Financial Services Group, Inc.	167,000	34,751,030
Multi-Line Insurance — 6.0%
Arch Capital Group Ltd.(b)	385,000	36,956,150
Progressive Corp.	150,000	29,736,000
		66,692,150
Property/Casualty Insurance — 3.5%
Berkshire Hathaway, Inc. - Class B(b)	80,000	38,336,000
Total Finance Sector		288,119,030

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7% (Continued)
HEALTH SERVICES SECTOR — 8.2%
Managed Health Care — 2.4%
UnitedHealth Group, Inc.	100,000	$27,059,000
Medical/Nursing Services — 2.5%
Fresenius Medical Care AG - ADR	1,210,000	27,297,600
Services to the Health Industry — 3.3%
Quest Diagnostics Inc.	190,000	37,236,200
Total Health Services Sector		91,592,800
HEALTH TECHNOLOGY SECTOR — 7.8%
Medical Specialties — 7.8%
Becton Dickinson & Co.	325,000	51,099,750
Koninklijke Philips NV	1,300,000	35,620,000
Total Health Technology Sector		86,719,750
PROCESS INDUSTRIES SECTOR — 5.3%
Pulp & Paper — 5.3%
Avery Dennison Corp.	340,000	58,711,200
PRODUCER MANUFACTURING SECTOR — 10.1%
Building Products — 5.3%
Carlisle Cos., Inc.	60,000	20,017,200
Masco Corp.	640,000	38,636,800
		58,654,000
Industrial Machinery — 4.8%
Carrier Global Corp.	950,000	53,494,500
Total Producer Manufacturing Sector		112,148,500
RETAIL TRADE SECTOR — 2.9%
Discount Stores — 2.9%
Dollar Tree, Inc.(b)	290,000	31,757,900
TECHNOLOGY SERVICES SECTOR — 10.8%
Information Technology Services — 8.6%
Accenture PLC - Class A	250,000	49,572,500
CDW Corp.	379,000	45,866,580
		95,439,080
Internet Software/Services — 2.2%
Alphabet, Inc. - Class A	85,000	24,442,600
Total Technology Services Sector		119,881,680
TOTAL COMMON STOCKS (Cost $847,823,300)		1,094,624,970

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	14,548,414	$14,548,414
TOTAL MONEY MARKET FUNDS (Cost $14,548,414)		14,548,414
TOTAL INVESTMENTS — 100.0% (Cost $862,371,714)		1,109,173,384
Other Assets in Excess of Liabilities — 0.0%(d)		511,694
TOTAL NET ASSETS — 100.0%		$1,109,685,078

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2026
FMI Large Cap Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,094,624,970	$—	$—	$1,094,624,970
Money Market Funds	14,548,414	—	—	14,548,414
Total Investments	$1,109,173,384	$—	$—	$1,109,173,384

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
BRITAIN — 28.1%(a)
Beverages: Alcoholic - 1.8%
Diageo PLC	1,950,000	$36,264,340
Beverages: Non-Alcoholic — 3.5%
Coca-Cola Europacific Partners PLC	775,000	70,269,250
Electrical Products — 3.1%
Smiths Group PLC	2,050,000	62,557,851
Electronics/Appliances — 2.4%
Howden Joinery Group PLC	4,625,000	48,986,666
Food: Specialty/Candy — 2.8%
Greggs PLC	2,775,000	56,402,364
Household/Personal Care — 3.7%
Unilever PLC	1,380,000	75,760,683
Internet Software/Services — 4.7%
Informa PLC	9,450,000	94,912,524
Major Banks — 2.8%
Lloyds Banking Group PLC	46,000,000	57,013,649
Trucks/Construction/Farm Machinery — 3.3%
Weir Group PLC	1,775,000	66,566,924
Total Britain		568,734,251
FRANCE — 10.1%
Miscellaneous Commercial Services — 2.3%
Edenred SE	2,300,000	45,813,729
Restaurants — 4.1%
Sodexo SA	1,625,000	83,415,005
Wholesale Distributors — 3.7%
Rexel SA	1,900,000	75,289,808
Total France		204,518,542
GERMANY — 5.3%
Industrial Machinery — 2.9%
Siemens AG	240,000	58,472,463
Medical/Nursing Services — 2.4%
Fresenius Medical Care AG	1,095,000	49,622,945
Total Germany		108,095,408
HONG KONG — 3.9%
Tools & Hardware — 3.9%
Techtronic Industries Co. Ltd.	5,950,000	79,017,403

The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)
IRELAND — 3.9%
Airlines — 3.9%
Ryanair Holdings PLC - ADR	1,380,000	$79,764,000
JAPAN — 7.7%
Chemicals: Specialty — 4.0%
NOF Corp.	4,030,000	80,446,108
Computer Processing Hardware — 1.9%
Sony Group Corp.	1,850,000	38,559,063
Electronic Equipment/Instruments — 1.8%
Yokogawa Electric Corp.	1,165,000	36,002,886
Total Japan		155,008,057
JERSEY — 2.1%
Discount Stores — 2.1%
B&M European Value Retail PLC	19,000,000	42,665,150
NETHERLANDS — 8.3%
Medical Specialties — 3.7%
Koninklijke Philips NV	2,700,000	73,851,392
Wholesale Distributors — 4.6%
IMCD NV	891,000	93,239,991
Total Netherlands		167,091,383
SINGAPORE — 2.8%
Major Banks — 2.8%
DBS Group Holdings Ltd.	1,285,000	57,182,665
SPAIN — 3.8%
Recreational Products — 3.8%
Fluidra SA	3,300,000	76,547,634
SWEDEN — 1.9%
Trucks/Construction/Farm Machinery — 1.9%
Epiroc AB	1,569,000	38,623,833
SWITZERLAND — 5.6%
Medical Distributors — 2.8%
DKSH Holding AG	765,000	56,293,986
Pharmaceuticals: Major — 2.8%
Roche Holding AG	145,000	57,868,172
Total Switzerland		114,162,158

The accompanying notes are an integral part of these financial statements.

FMI International Fund
SCHEDULE OF INVESTMENTS(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)
UNITED STATES — 14.2%
Finance/Rental/Leasing — 4.4%
Sunbelt Rentals Holdings, Inc.	1,390,000	$88,669,428
Other Consumer Services — 6.3%
Booking Holdings, Inc.	30,500	128,414,760
Wholesale Distributors — 3.5%
Ferguson Enterprises, Inc.	300,000	69,978,000
Total United States		287,062,188
TOTAL COMMON STOCKS (Cost $1,566,774,180)		1,978,472,672
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.0%
First American Treasury Obligations Fund - Class X, 3.59%(b)	19,594,189	19,594,189
TOTAL MONEY MARKET FUNDS (Cost $19,594,189)		19,594,189
TOTAL INVESTMENTS — 98.7% (Cost $1,586,368,369)		1,998,066,861
Money Market Deposit Account — 0.0%(c)(d)		339,864
Other Assets in Excess of Liabilities — 1.3%		26,851,799
TOTAL NET ASSETS — 100.0%		$2,025,258,524

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.36%. This MMDA is held as collateral for certain forward currency contracts.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	04/24/2026	USD	632,237,940	EUR	540,000,000	$7,324,734
BNY Mellon Capital Markets LLC	04/24/2026	USD	188,040,018	JPY	29,500,000,000	1,721,661
J.P. Morgan Securities, Inc.	04/24/2026	USD	72,003,034	HKD	560,000,000	483,421
J.P. Morgan Securities, Inc.	04/24/2026	USD	47,644,864	SEK	435,000,000	1,633,257
J.P. Morgan Securities, Inc.	04/24/2026	USD	54,760,228	SGD	70,000,000	215,739
State Street Bank & Trust Co.	04/24/2026	USD	113,706,713	CHF	90,000,000	833,452
State Street Bank & Trust Co.	04/24/2026	USD	658,993,650	GBP	490,000,000	10,451,819
BNY Mellon Capital Markets LLC	04/24/2026	EUR	40,000,000	USD	46,299,080	(9,213)
BNY Mellon Capital Markets LLC	04/24/2026	JPY	4,500,000,000	USD	28,597,448	(176,004)
J.P. Morgan Securities, Inc.	04/24/2026	SEK	100,000,000	USD	10,750,168	(172,787)
State Street Bank & Trust Co.	04/24/2026	CHF	5,000,000	USD	6,345,975	(75,238)
State Street Bank & Trust Co.	04/24/2026	GBP	40,000,000	USD	53,619,440	(677,250)
Net Unrealized Appreciation (Depreciation)						$21,553,591

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Summary of Fair Value Disclosure as of March 31, 2026
FMI International Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$348,426,010	$1,630,046,662	$—	$1,978,472,672
Money Market Funds	19,594,189	—	—	19,594,189
Total Investments	$368,020,199	$1,630,046,662	$—	$1,998,066,861
Other Financial Instruments:
Forward Currency Contracts *	$—–	$22,664,083	$—	$22,664,083
Total Other Financial Instruments	$—	$22,664,083	$—	$22,664,083
Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$—	$(1,110,492)	$—	$(1,110,492)
Total Other Financial Instruments	$—	$(1,110,492)	$—	$(1,110,492)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of March 31, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
BRITAIN — 27.9%(a)
Beverages: Alcoholic — 1.8%
Diageo PLC	50,200	$933,574
Beverages: Non-Alcoholic — 3.5%
Coca-Cola Europacific Partners PLC	20,000	1,813,400
Electrical Products — 3.0%
Smiths Group PLC	52,500	1,602,091
Electronics/Appliances — 2.4%
Howden Joinery Group PLC	118,000	1,249,822
Food: Specialty/Candy — 2.7%
Greggs PLC	70,500	1,432,925
Household/Personal Care — 3.7%
Unilever PLC	35,500	1,948,916
Internet Software/Services — 4.7%
Informa PLC	243,000	2,440,608
Major Banks — 2.8%
Lloyds Banking Group PLC	1,180,000	1,462,524
Trucks/Construction/Farm Machinery — 3.3%
Weir Group PLC	46,500	1,743,866
Total Britain		14,627,726
FRANCE — 10.1%
Miscellaneous Commercial Services — 2.3%
Edenred SE	61,500	1,225,019
Restaurants — 4.1%
Sodexo SA	41,500	2,130,291
Wholesale Distributors — 3.7%
Rexel SA	49,000	1,941,685
Total France		5,296,995
GERMANY — 5.3%
Industrial Machinery — 2.9%
Siemens AG	6,200	1,510,539
Medical/Nursing Services — 2.4%
Fresenius Medical Care AG	28,000	1,268,897
Total Germany		2,779,436
HONG KONG — 3.9%
Tools & Hardware — 3.9%
Techtronic Industries Co. Ltd.	153,230	2,034,930

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)
IRELAND — 3.9%
Airlines — 3.9%
Ryanair Holdings PLC - ADR	35,500	$2,051,900
JAPAN — 7.7%
Chemicals: Specialty — 4.0%
NOF Corp.	104,005	2,076,129
Computer Processing Hardware — 1.9%
Sony Group Corp.	48,000	1,000,451
Electronic Equipment/Instruments — 1.8%
Yokogawa Electric Corp.	31,515	973,932
Total Japan		4,050,512
JERSEY — 2.1%
Discount Stores — 2.1%
B&M European Value Retail PLC	484,000	1,086,838
NETHERLANDS — 8.3%
Medical Specialties — 3.6%
Koninklijke Philips NV	69,400	1,898,254
Wholesale Distributors — 4.7%
IMCD NV	23,500	2,459,192
Total Netherlands		4,357,446
SINGAPORE — 2.8%
Major Banks — 2.8%
DBS Group Holdings Ltd.	32,575	1,449,592
SPAIN — 3.9%
Recreational Products — 3.9%
Fluidra SA	89,000	2,064,467
SWEDEN — 2.0%
Trucks/Construction/Farm Machinery — 2.0%
Epiroc AB	42,000	1,033,908
SWITZERLAND — 5.6%
Medical Distributors — 2.8%
DKSH Holding AG	19,500	1,434,945
Pharmaceuticals: Major — 2.8%
Roche Holding AG	3,700	1,476,636
Total Switzerland		2,911,581

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)
UNITED STATES — 14.2%
Finance/Rental/Leasing — 4.3%
Sunbelt Rentals Holdings, Inc.	35,500	$2,264,579
Other Consumer Services — 6.5%
Booking Holdings, Inc.	800	3,368,256
Wholesale Distributors — 3.4%
Ferguson Enterprises, Inc.	7,700	1,796,102
Total United States		7,428,937
TOTAL COMMON STOCKS (Cost $43,043,110)		51,174,268
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.0%
First American Treasury Obligations Fund - Class X, 3.59%(b)	1,037,102	1,037,102
TOTAL MONEY MARKET FUNDS (Cost $1,037,102)		1,037,102
TOTAL INVESTMENTS — 99.7% (Cost $44,080,212)		52,211,370
Other Assets in Excess of Liabilities — 0.3%		153,685
TOTAL NET ASSETS — 100.0%		$52,365,055

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2026
FMI International Fund II - Currency Unhedged (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,029,659	$42,144,609	$—	$51,174,268
Money Market Funds	1,037,102	—	—	1,037,102
Total Investments	$10,066,761	$42,144,609	$—	$52,211,370

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2%
BERMUDA — 2.2%
Multi-Line Insurance — 2.2%
Arch Capital Group Ltd.(a)	2,400	$230,376
BRITAIN — 17.8%
Beverages: Alcoholic — 1.7%
Diageo PLC	9,575	178,067
Beverages: Non-Alcoholic — 3.8%
Coca-Cola Europacific Partners PLC	4,425	401,215
Food: Specialty/Candy — 1.8%
Greggs PLC	9,400	191,056
Household/Personal Care — 2.9%
Unilever PLC	5,550	304,690
Internet Software/Services — 4.1%
Informa PLC	43,600	437,903
Trucks/Construction/Farm Machinery — 3.5%
Weir Group PLC	9,900	371,275
Total Britain		1,884,206
FRANCE — 8.4%
Miscellaneous Commercial Services — 2.2%
Edenred SE	11,870	236,439
Restaurants — 3.2%
Sodexo SA	6,640	340,846
Wholesale Distributors — 3.0%
Rexel SA	7,935	314,434
Total France		891,719
GERMANY — 2.5%
Medical/Nursing Services — 2.5%
Fresenius Medical Care AG	5,940	269,187
IRELAND — 8.1%
Airlines — 4.0%
Ryanair Holdings PLC - ADR	7,315	422,807
Information Technology Services — 4.1%
Accenture PLC - Class A	2,230	442,187
Total Ireland		864,994
JERSEY — 1.7%
Discount Stores — 1.7%
B&M European Value Retail PLC	78,985	177,364

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)
NETHERLANDS - 6.2%
Medical Specialties — 2.9%
Koninklijke Philips NV	11,500	$314,552
Wholesale Distributors — 3.3%
IMCD NV	3,320	347,426
Total Netherlands		661,978
UNITED STATES — 52.3%(b)
Building Products — 2.5%
Masco Corp.	4,415	266,534
Discount Stores — 1.6%
Dollar Tree, Inc.(a)	1,550	169,741
Finance/Rental/Leasing — 4.0%
Sunbelt Rentals Holdings, Inc.	6,690	426,761
Food Distributors — 2.3%
Sysco Corp.	3,385	241,452
Industrial Machinery — 3.7%
Carrier Global Corp.	6,980	393,044
Information Technology Services — 3.1%
CDW Corp.	2,730	330,385
Internet Software/Services — 1.9%
Alphabet, Inc. - Class A	690	198,416
Investment Banks/Brokers — 5.0%
Charles Schwab Corp.	5,695	535,216
Major Banks — 2.7%
PNC Financial Services Group, Inc.	1,350	280,922
Managed Health Care — 2.0%
UnitedHealth Group, Inc.	790	213,766
Medical Specialties — 3.7%
Becton Dickinson & Co.	2,525	397,006
Other Consumer Services — 8.5%
Booking Holdings, Inc.	155	652,600
Valvoline, Inc.(a)	7,475	251,758
		904,358
Property/Casualty Insurance — 3.3%
Berkshire Hathaway, Inc. - Class B(a)	730	349,816
Pulp & Paper — 3.9%
Avery Dennison Corp.	2,405	415,295

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.2% (Continued)
UNITED STATES — 52.3%(b) (Continued)
Wholesale Distributors — 4.1%
Ferguson Enterprises, Inc.	1,855	$432,697
Total United States		5,555,409
TOTAL COMMON STOCKS (Cost $11,025,950)		10,535,233
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.8%
First American Treasury Obligations Fund - Class X, 3.59%(c)	80,988	80,988
TOTAL MONEY MARKET FUNDS (Cost $80,988)		80,988
TOTAL INVESTMENTS — 100.0% (Cost $11,106,938)		10,616,221
Liabilities in Excess of Other Assets — (0.0)%(d)		(3,719)
TOTAL NET ASSETS — 100.0%		$10,612,502

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2026 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2026
FMI Global Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,625,233	$3,910,000	$—	$10,535,233
Money Market Funds	80,988	—	—	80,988
Total Investments	$6,706,221	$3,910,000	$—	$10,616,221

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
ASSETS:
Investments in securities, at value (1)	$1,755,793,594	$1,109,173,384	$1,998,066,861	$52,211,370	$10,616,221
Collateral for forward currency contracts	—	—	339,864	—	—
Receivable from shareholders for purchases	600,431	34,928	277,743	—	—
Dividends receivable	83,938	2,004,892	9,908,000	210,584	12,979
Unrealized appreciation on forward currency contracts	—	—	22,664,083	—	—
Receivable from Adviser, net (Note 3)	—	—	—	—	11,173
Prepaid expenses	52,571	35,908	51,745	14,341	10,572
Total assets	$ 1,756,530,534	$1,111,249,112	$2,031,308,296	$52,436,295	$10,650,945
LIABILITIES:
Payable to shareholders for redemptions	$2,678,410	$831,859	$3,168,534	$5,933	$—
Payable to Adviser for management fees, net (Note 3)	1,061,403	480,460	1,084,197	17,192	—
Payable for shareholder servicing fees (Investor Class)	91,525	103,969	211,301	—	—
Payable for printing and mailing fees	35,710	26,281	154,454	1,530	2,201
Payable for administration and accounting fees	79,743	55,942	159,702	5,386	3,511
Payable for board of Directors fees	7,911	7,911	7,911	7,911	7,911
Payable for custody fees	12,320	29,337	100,446	4,326	2,332
Payable for professional fees	19,072	18,044	18,633	18,161	17,943
Payable for transfer agent fees	14,715	10,102	16,180	3,322	3,409
Payable for line of credit interest (Note 5)	485	—	—	6,590	—
Unrealized depreciation on forward currency contracts	—	—	1,110,492	—	—
Other liabilities	—	129	17,922	889	1,136
Total liabilities	4,001,294	1,564,034	6,049,772	71,240	38,443
Net assets	$ 1,752,529,240	$1,109,685,078	$2,025,258,524	$52,365,055	$10,612,502

The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES(Continued)
March 31, 2026 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
NET ASSETS:
Capital stock	$1,293,947,204	$804,450,244	$1,491,088,164	$43,669,357	$11,308,933
Total distributable earnings/ (accumulated deficit)	458,582,036	305,234,834	534,170,360	8,695,698	(696,431)
Net assets	$1,752,529,240	$1,109,685,078	$2,025,258,524	$52,365,055	$10,612,502
CALCULATION OF NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net assets	$572,695,430	$635,547,141	$846,240,788	$—	$—
Shares outstanding	17,056,208	50,313,954	25,317,228	—	—
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	—	—
Net asset value, offering and redemption price per share	$33.58	$12.63	$33.43	$—	$—
Institutional Class Shares:
Net assets	$1,179,833,810	$474,137,937	$1,179,017,736	$52,365,055	$10,612,502
Shares outstanding	35,089,161	37,696,645	35,044,358	2,458,810	550,738
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Net asset value, offering and redemption price per share	$33.62	$12.58	$33.64	$21.30	$19.27
(1)Identified cost of investments	$1,432,297,302	$862,371,714	$1,586,368,369	$44,080,212	$11,106,938

The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS
For the Six Month Period Ended March 31, 2026 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
INCOME:
Dividends(1)	$11,924,155	$9,941,906	$24,117,838	$716,939	$92,869
Total income	11,924,155	9,941,906	24,117,838	716,939	92,869
EXPENSES:
Management fees (Note 3)	7,953,791	4,110,181	9,102,540	266,892	38,716
Shareholder servicing fees (Investor Class)	389,519	515,581	756,303	—	—
Administration and accounting services	230,656	153,153	309,818	16,104	10,140
Custodian fees	39,181	31,815	183,625	12,468	5,373
Board of Directors fees	32,411	32,411	32,411	32,411	32,411
Compliance fees	43,944	31,400	50,863	11,201	10,192
Transfer agent fees	48,277	32,814	46,493	9,327	9,036
Registration fees	47,055	29,746	36,807	14,140	9,144
Printing and postage expense	37,172	22,145	48,945	2,114	859
Professional fees	18,585	20,969	20,296	19,262	21,061
Interest expense (Note 5)	10,695	—	22,936	6,590	—
Other expenses	18,785	12,794	44,411	4,535	3,100
Total expenses before reimbursement	8,870,071	4,993,009	10,655,448	395,044	140,032
Less expenses reimbursed by Adviser (Note 3)	—	—	—	(74,774)	(90,255)
Net expenses	8,870,071	4,993,009	10,655,448	320,270	49,777
NET INVESTMENT INCOME (LOSS)	$3,054,084	$4,948,897	$13,462,390	$396,669	$43,092

The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS(Continued)
For the Six Month Period Ended March 31, 2026 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
Securities	$154,841,918	$88,980,582	$141,435,555	$1,084,539	$(244,555)
Forward currency contracts	—	—	14,028,219	—	—
Foreign currency transactions	—	—	4,536,683	(41,717)	(921)
NET REALIZED GAIN (LOSS) ON INVESTMENTS	154,841,918	88,980,582	160,000,457	1,042,822	(245,476)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Securities	(178,265,239)	(157,663,885)	(249,309,010)	(4,253,029)	(650,795)
Forward currency contracts	—	—	33,589,422	—	—
Foreign currency translation	—	—	(88,791)	(3,019)	(161)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(178,265,239)	(157,663,885)	(215,808,379)	(4,256,048)	(650,956)
NET GAIN (LOSS) ON INVESTMENTS	(23,423,321)	(68,683,303)	(55,807,922)	(3,213,226)	(896,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,369,237)	$(63,734,406)	$(42,345,532)	$(2,816,557)	$(853,340)
(1) Net withholding taxes	$—	$(34,017)	$(2,294,551)	$(65,074)	$(3,835)

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2026 (Unaudited) and For the Year Ended September 30, 2025

	2026	2025
OPERATIONS:
Net investment income (loss)	$3,054,084	$9,320,252
Net realized gain (loss) on investments	154,841,918	239,613,619
Net change in unrealized appreciation/depreciation on investments	(178,265,239)	(180,419,415)
Net increase (decrease) in net assets from operations	(20,369,237)	68,514,456
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(74,624,682)	(14,938,086)
Institutional Class	(160,950,572)	(30,352,538)
Total distributions (Note 7)	(235,575,254)	(45,290,624)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(225,512,100)	18,001,924
TOTAL INCREASE (DECREASE)	(481,456,591)	41,225,756
NET ASSETS AT THE BEGINNING OF THE PERIOD	2,233,985,831	2,192,760,075
NET ASSETS AT THE END OF THE PERIOD	$ 1,752,529,240	$2,233,985,831
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(5,845,813)	359,262

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2026 (Unaudited) and For the Year Ended September 30, 2025

	2026	2025
OPERATIONS:
Net investment income (loss)	$4,948,897	$12,900,206
Net realized gain (loss) on investments	88,980,582	189,380,446
Net change in unrealized appreciation/depreciation on investments	(157,663,885)	(177,671,116)
Net increase (decrease) in net assets from operations	(63,734,406)	24,609,536
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(99,037,363)	(102,399,147)
Institutional Class	(76,266,222)	(77,969,199)
Total distributions (Note 7)	(175,303,585)	(180,368,346)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(40,111,661)	(122,527,558)
TOTAL INCREASE (DECREASE)	(279,149,652)	(278,286,368)
NET ASSETS AT THE BEGINNING OF THE PERIOD	1,388,834,730	1,667,121,098
NET ASSETS AT THE END OF THE PERIOD	$ 1,109,685,078	$1,388,834,730
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(1,844,600)	(7,343,436)

The accompanying notes are an integral part of these financial statements.

FMI International Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2026 (Unaudited) and For the Year Ended September 30, 2025

	2026	2025
OPERATIONS:
Net investment income (loss)	$13,462,390	$82,682,428
Net realized gain (loss) on investments	160,000,457	465,355,146
Net change in unrealized appreciation/depreciation on investments	(215,808,379)	(426,103,222)
Net increase (decrease) in net assets from operations	(42,345,532)	121,934,352
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(118,422,704)	—
Institutional Class	(167,946,861)	—
Total distributions (Note 7)	(286,369,565)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(379,558,299)	(2,379,455,140)
TOTAL INCREASE (DECREASE)	(708,273,396)	(2,257,520,788)
NET ASSETS AT THE BEGINNING OF THE PERIOD	2,733,531,920	4,991,052,708
NET ASSETS AT THE END OF THE PERIOD	$ 2,025,258,524	$2,733,531,920
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(9,849,191)	(63,248,167)

The accompanying notes are an integral part of these financial statements.

FMI International Fund II - Currency Unhedged
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2026 (Unaudited) and For the Year Ended September 30, 2025

	2026	2025
OPERATIONS:
Net investment income (loss)	$396,669	$1,338,401
Net realized gain (loss) on investments	1,042,822	4,692,968
Net change in unrealized appreciation/depreciation on investments	(4,256,048)	(3,137,309)
Net increase (decrease) in net assets from operations	(2,816,557)	2,894,060
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	(4,178,750)	(1,502,349)
Total distributions (Note 7)	(4,178,750)	(1,502,349)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(13,001,515)	(1,739,703)
TOTAL INCREASE (DECREASE)	(19,996,822)	(347,992)
NET ASSETS AT THE BEGINNING OF THE PERIOD	72,361,877	72,709,869
NET ASSETS AT THE END OF THE PERIOD	$52,365,055	$72,361,877
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	(594,754)	(74,718)

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2026 (Unaudited) and For the Period from December 31, 2024 (Inception date) to September 30, 2025

	2026	For the Period from December 31, 2024(1) to September 30, 2025
OPERATIONS:
Net investment income (loss)	$43,092	$117,832
Net realized gain (loss) on investments	(245,476)	48,967
Net change in unrealized appreciation/depreciation on investments	(650,956)	160,445
Net increase (decrease) in net assets from operations	(853,340)	327,244
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	(170,335)	—
Total distributions (Note 7)	(170,335)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	1,194,592	10,114,341
TOTAL INCREASE (DECREASE)	170,917	10,441,585
NET ASSETS AT THE BEGINNING OF THE PERIOD	10,441,585	—
NET ASSETS AT THE END OF THE PERIOD	$10,612,502	$10,441,585
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 8)	55,889	494,849

(1)	Inception date.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$38.46	$37.99	$31.31	$26.72	$33.23	$22.25
Income from investment operations:
Net investment income (loss)(1)	0.04	0.13	0.09	0.11	0.03	0.08
Net realized and unrealized gain (loss) on investments	(0.50)	1.08	7.56	6.35	(2.57)	11.11
Total from investment operations	(0.46)	1.21	7.65	6.46	(2.54)	11.19
Less distributions:
Distributions from net investment income	(0.12)	(0.08)	(0.09)	(0.04)	(0.11)	(0.21)
Distributions from net realized gains	(4.30)	(0.66)	(0.88)	(1.83)	(3.86)	—
Total from distributions	(4.42)	(0.74)	(0.97)	(1.87)	(3.97)	(0.21)
Net asset value, end of period	$33.58	$38.46	$37.99	$31.31	$26.72	$33.23
TOTAL RETURN	(1.34)%(2)	3.26%	24.71%	25.08%	(9.10)%	50.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	572,695	708,283	759,371	531,535	357,946	423,286
Ratio of expenses to average net assets	0.96%(3)	0.95%	0.97%	0.99%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	0.22%(3)	0.34%	0.27%	0.35%	0.09%	0.28%
Portfolio turnover rate (4)	15%(2)	35%	17%	23%	36%	29%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$38.55	$38.08	$31.37	$26.77	$33.29	$22.28
Income from investment operations:
Net investment income (loss)(1)	0.06	0.17	0.14	0.15	0.07	0.12
Net realized and unrealized gain (loss) on investments	(0.51)	1.09	7.57	6.35	(2.58)	11.12
Total from investment operations	(0.45)	1.26	7.71	6.50	(2.51)	11.24
Less distributions:
Distributions from net investment income	(0.18)	(0.13)	(0.12)	(0.07)	(0.15)	(0.23)
Distributions from net realized gains	(4.30)	(0.66)	(0.88)	(1.83)	(3.86)	—
Total from distributions	(4.48)	(0.79)	(1.00)	(1.90)	(4.01)	(0.23)
Net asset value, end of period	$33.62	$38.55	$38.08	$31.37	$26.77	$33.29
TOTAL RETURN	(1.30)%(2)	3.39%	24.87%	25.22%	(8.99)%	50.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	1,179,834	1,525,702	1,433,389	924,846	588,996	516,985
Ratio of expenses to average net assets	0.84%(3)	0.83%	0.84%	0.87%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets	0.34%(3)	0.46%	0.40%	0.48%	0.22%	0.39%
Portfolio turnover rate(4)	15%(2)	35%	17%	23%	36%	29%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.48	$17.17	$14.62	$14.98	$20.96	$18.81
Income from investment operations:
Net investment income (loss)(1)	0.05	0.13	0.09	0.09	0.11	0.15
Net realized and unrealized gain (loss) on investments	(0.79)	0.10	4.03	2.64	(2.73)	4.25
Total from investment operations	(0.74)	0.23	4.12	2.73	(2.62)	4.40
Less distributions:
Distributions from net investment income	(0.12)	(0.09)	(0.14)	(0.11)	(0.16)	(0.30)
Distributions from net realized gains	(1.99)	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)
Total from distributions	(2.11)	(1.92)	(1.57)	(3.09)	(3.36)	(2.25)
Net asset value, end of period	$12.63	$15.48	$17.17	$14.62	$14.98	$20.96
TOTAL RETURN	(5.55)%(2)	1.98%	30.02%	19.95%	(15.86)%	24.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	635,547	787,790	955,178	919,253	1,001,682	1,422,451
Ratio of expenses to average net assets	0.85%(3)	0.84%	0.84%	0.84%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets	0.72%(3)	0.81%	0.57%	0.63%	0.60%	0.72%
Portfolio turnover rate(4)	19%(2)	23%	17%	14%	25%	17%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.43	$17.13	$14.59	$14.96	$20.94	$18.80
Income from investment operations:
Net investment income (loss)(1)	0.06	0.15	0.11	0.11	0.14	0.18
Net realized and unrealized gain (loss) on investments	(0.77)	0.09	4.02	2.63	(2.73)	4.24
Total from investment operations	(0.71)	0.24	4.13	2.74	(2.59)	4.42
Less distributions:
Distributions from net investment income	(0.15)	(0.11)	(0.16)	(0.13)	(0.19)	(0.33)
Distributions from net realized gains	(1.99)	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)
Total from distributions	(2.14)	(1.94)	(1.59)	(3.11)	(3.39)	(2.28)
Net asset value, end of period	$12.58	$15.43	$17.13	$14.59	$14.96	$20.94
TOTAL RETURN	(5.42)%(2)	2.10%	30.19%	20.07%	(15.73)%	24.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	474,138	601,044	711,943	699,152	1,070,491	1,788,717
Ratio of expenses to average net assets	0.71%(3)	0.71%	0.70%	0.71%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets	0.86%(3)	0.95%	0.71%	0.77%	0.73%	0.85%
Portfolio turnover rate(4)	19%(2)	23%	17%	14%	25%	17%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$38.78	$37.25	$31.90	$28.25	$35.36	$27.69
Income from investment operations:
Net investment income (loss)(1)	0.19	0.70	0.72	0.54	0.41	1.10
Net realized and unrealized gain (loss) on investments (6)	(0.98)	0.83	4.63	7.35	(6.29)	6.57
Total from investment operations	(0.79)	1.53	5.35	7.89	(5.88)	7.67
Less distributions:
Distributions from net investment income	(1.60)	—	—	(4.24)	(1.23)	—
Distributions from net realized gains	(2.96)	—	—	—	—	—
Total from distributions	(4.56)	—	—	(4.24)	(1.23)	—
Net asset value, end of period	$33.43	$38.78	$37.25	$31.90	$28.25	$35.36
TOTAL RETURN	(2.58)%(3)	4.11%(2)	16.77%	30.14%	(17.24)%	27.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	846,241	1,074,875	1,236,164	1,028,428	792,421	1,066,600
Ratio of expenses to average net assets	0.97%(4)	0.95%	0.93%	0.94%	0.94%	0.94%
Ratio of interest expense to average net assets	0.00%(4)(7)	0.01%	0.00%	0.00%	0.00%	0.00%(7)
Ratio of net investment income (loss) to average net assets	1.02%(4)	1.90%	2.07%	1.73%	1.22%	3.29%
Portfolio turnover rate(5)	7%(3)	16%	21%	21%	20%	27%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 3.89%.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)	Amount is less than 0.005%.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$39.04	$37.45	$32.03	$28.35	$35.46	$27.73
Income from investment operations:
Net investment income (loss)(1)	0.22	0.75	0.77	0.59	0.45	1.18
Net realized and unrealized gain (loss) on investments (6)	(1.00)	0.84	4.65	7.36	(6.29)	6.55
Total from investment operations	(0.78)	1.59	5.42	7.95	(5.84)	7.73
Less distributions:
Distributions from net investment income	(1.66)	—	—	(4.27)	(1.27)	—
Distributions from net realized gains	(2.96)	—	—	—	—	—
Total from distributions	(4.62)	—	—	(4.27)	(1.27)	—
Net asset value, end of period	$33.64	$39.04	$37.45	$32.03	$28.35	$35.46
TOTAL RETURN	(2.53)%(3)	4.25%(2)	16.92%	30.30%	(17.10)%	27.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	1,179,018	1,658,657	3,754,889	3,057,141	2,178,340	2,351,096
Ratio of expenses to average net assets	0.81%(4)	0.80%	0.79%	0.80%	0.81%	0.80%
Ratio of interest expense to average net assets	0.00%(4)(7)	0.01%	0.00%	0.00%	0.00%	0.00%(7)
Ratio of net investment income (loss) to average net assets	1.17%(4)	2.02%	2.22%	1.88%	1.37%	3.48%
Portfolio turnover rate (5)	7%(3)	16%	21%	21%	20%	27%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 3.85%.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)	Amount is less than 0.005%.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II – Currency Unhedged
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.70	$23.24	$19.51	$14.79	$21.70	$17.24
Income from investment operations:
Net investment income (loss)(1)	0.13	0.43	0.44	0.34	0.26	0.77
Net realized and unrealized gain (loss) on investments	(1.16)	0.51	3.61	4.63	(6.22)	3.87
Total from investment operations	(1.03)	0.94	4.05	4.97	(5.96)	4.64
Less distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.32)	(0.25)	(0.66)	(0.18)
Distributions from net realized gains	(0.89)	—	—	—	(0.29)	—
Total from distributions	(1.37)	(0.48)	(0.32)	(0.25)	(0.95)	(0.18)
Net asset value, end of period	$21.30	$23.70	$23.24	$19.51	$14.79	$21.70
TOTAL RETURN	(4.70)%(3)	4.33%(2)	20.96%	33.78%	(28.71)%	26.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	52,365	72,362	72,710	71,188	48,986	71,997
Ratio of expenses to average net assets:
Before expense reimbursement	1.11%(4)	1.16%	1.12%	1.14%	1.15%	1.16%
After expense reimbursement	0.90%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of interest expense to average net assets	0.02%(4)	0.00%(5)	0.00%(5)	0.00%	0.00%(5)	0.00%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.90%(4)	1.69%	1.85%	1.54%	1.07%	3.35%
After expense reimbursement	1.11%(4)	1.95%	2.07%	1.78%	1.32%	3.61%
Portfolio turnover rate	9%(3)	22%	23%	21%	27%	31%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the fiscal year ended September 30, 2025, the FMI International Fund II – Currency Unhedged received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One-Year return would have been 4.11%.

(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than 0.005%.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2026	For the Period from December 31, 2024(1) to September 30, 2025
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.10	$20.00
Income from investment operations:
Net investment income (loss)(2)	0.08	0.28
Net realized and unrealized gain (loss) on investments	(1.58)	0.82
Total from investment operations	(1.50)	1.10
Less distributions:
Distributions from net investment income	(0.22)	—
Distributions from net realized gains	(0.11)	—
Total from distributions	(0.33)	—
Net asset value, end of period	$19.27	$21.10
TOTAL RETURN	(7.22)%(3)	5.50%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	10,613	10,442
Ratio of expenses to average net assets:
Before expense reimbursement	2.53%(4)	3.47%(4)
After expense reimbursement	0.90%(4)	0.90%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.85)%(4)	(0.79)%(4)
After expense reimbursement	0.78%(4)	1.79%(4)
Portfolio turnover rate	19%(3)	18%(3)

(1)	Inception date.
(2)	Net investment income (loss) per share was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
Notes to Financial Statements
March 31, 2026 (Unaudited)
(1)	Organization —
The following is a summary of significant accounting policies of the FMI Common Stock Fund, the FMI Large Cap Fund, the FMI International Fund, the FMI International Fund II – Currency Unhedged, and the FMI Global Fund (collectively, the “Funds” or, individually, a “Fund”). The FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”), the FMI International Fund II – Currency Unhedged (the “International Currency Unhedged Fund”), and the FMI Global Fund (the “Global Fund”) are each a series of FMI Funds, Inc. (the “Company”). The Company was incorporated under the laws of Maryland on September 5, 1996. The Common Stock Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Common Stock Fund”). The Predecessor Common Stock Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Common Stock Fund is the accounting survivor of the reorganization. As the accounting survivor of the reorganization, the Common Stock Fund adopted the Financial Statements of the Predecessor Common Stock Fund. The Predecessor Common Stock Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Large Cap Fund commenced operations on December 31, 2001, and the International Fund commenced operations on December 31, 2010. The International Currency Unhedged Fund commenced operations on December 31, 2019. The Global Fund commenced operations on December 31, 2024.
Effective October 31, 2016, the Common Stock Fund, Large Cap Fund, and International Fund offer two classes of shares (Investor and Institutional). The International Currency Unhedged Fund and Global Fund currently only offer Institutional Class shares. The Institutional Class has the same management fee as the Investor Class and does not have a shareholder servicing plan. A higher investment minimum is required for the Institutional Class than the Investor Class. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets. The Company’s Board of Directors (the “Board”) may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares are generally allocated to each such Class proportionately (after any applicable base fee to be paid by a class of shares of a Fund attributable to such expense) on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.
The Funds are diversified, open-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and financial reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Financial Services – Investment Companies” Topic 946 (“ASC 946”). The assets and liabilities of each Fund in the Company are segregated, and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The investment objective of the Common Stock Fund is to seek long-term capital appreciation by investing mainly in small- to medium capitalization value stocks. The investment objective of the Large Cap Fund is to seek long-term capital appreciation by investing mainly in a limited number of large capitalization value stocks.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(1)
Organization — (Continued)
The investment objective of the International Fund and International Currency Unhedged Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of non-U.S. companies.
The investment objective of the Global Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of global companies (U.S. and non-U.S. companies).
(2)	Summary of Significant Accounting Policies and Other Information —
(a)
The Funds apply the provisions of the FASB Accounting Standards Codification “Fair Value Measurement” Topic 820 (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

Each security is valued at the current day last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities that are traded over-the-counter, including U.S. Treasury securities, are valued at the closing price, or, if there is no closing price, then at the latest bid price. Money market funds are valued at net asset value per share. Unlisted equity securities for which market quotations are readily available are valued at the close price, if not close, then at the most recent bid price. Foreign securities are valued on a basis of quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. If used, options purchased or written by the International Fund, International Currency Unhedged Fund, and Global Fund only, are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the Board appointed valuation designee, in accordance with fair value methodologies established by the investment adviser. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. The foreign markets in which the International Fund, International Currency Unhedged Fund, and Global Fund may invest are sometimes open on days when the New York Stock Exchange is not open, and the International Fund, International Currency Unhedged Fund, and Global Fund do not calculate their net asset value. For securities that do not trade during New York Stock Exchange hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The investment adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities for the International Fund, the International Currency Unhedged Fund, and the Global Fund.
In determining fair value, the Funds use various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.
(b)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(c)
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective date of such transactions. The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Funds record the amortization and accretion of premiums and discounts on securities purchased using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)
The International Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. The International Currency Unhedged Fund and Global Fund normally do not seek to reduce

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
currency risk by hedging their foreign currency exposure back into the U.S. dollar and are generally exposed to currency fluctuations. However, the investment adviser reserves the right to temporarily hedge all or a portion of the International Currency Unhedged Fund’s and Global Fund’s currency exposure. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The International Fund has made an election under Section 988 of the Internal Revenue Code of 1986, as amended (the “Code”), which provides special rules for certain transactions in foreign currency other than the taxpayer’s functional currency (i.e. unless certain special rules apply, currencies other than the U.S. dollar). Certain section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as net capital gain, rather than increasing or decreasing the amount of a Fund’s ordinary income.
The average quarterly notional amount is shown as an indicator of volume. The average quarterly notional amounts during the six month period ended March 31, 2026 were:

FMI International Fund	Average Notional Amount
Forward Currency Contracts - Long	$65,833,482
Forward Currency Contracts - Short	1,986,905,945

These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”), the International Fund posts collateral, in the form of cash or cash equivalents, to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.
The fair value of the forward currency contracts as of March 31, 2026, is included in the following location on the Statements of Assets and Liabilities for the International Fund:

	Location	Fair Value of Asset Forward Currency Contracts	Location	Fair Value of Liability Forward Currency Contracts
Forward currency contracts	Unrealized appreciation on forward currency contracts	$22,664,083	Unrealized depreciation on forward currency contracts	$1,110,492

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
Realized and unrealized gains and losses on forward currency contracts entered into during the six month period ended March 31, 2026 are recorded in the following location on the Statements of Operations for the International Fund:

	Location	Realized Gain (Loss)	Location	Net Change In Unrealized Appreciation/ Depreciation
Forward currency contracts	Net realized gain (loss) on forward currency contracts	$14,028,219	Net change in unrealized appreciation/ depreciation on forward currency contracts	$33,589,422

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Statements of Assets and Liabilities for the International Fund. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
(f)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(g)
The Funds may own certain securities that are restricted. Restricted securities include Section 4(a)(2) commercial paper or securities issued in a private placement. The Funds did not hold any restricted securities as of March 31, 2026.

(h)
No provision has been made for Federal income taxes since the Funds have elected to be taxed as “regulated investment companies.” The Funds intend to distribute substantially all net investment company taxable income and net capital gains to their respective shareholders and otherwise comply with the provisions of the Code, applicable to regulated investment companies.

(i)
The Funds have reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland for the Funds and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties. Open tax years are those years that remain subject to examination by taxing authorities. As of September 30, 2025, the Funds’ open federal tax years generally included the prior four fiscal years. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
On December 19, 2025, the following distributions were declared and paid to shareholders of record within the respective Funds on December 18, 2025:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund	Global Fund
Net Investment Income (Investor Class)	$1,968,636	$5,759,253	$41,292,351	N/A	N/A
Per Share Amount (Investor Class)	$0.11660616	$ 0.12279906	$1.59728895	N/A	N/A
Net Investment Income (Institutional Class)	$6,474,794	$5,252,833	$60,360,721	$1,468,952	$112,913
Per Share Amount (Institutional Class)	$0.18038210	$ 0.14711669	$1.66141847	$ 0.47977606	$ 0.21907309
Short-Term Realized Gain (Investor Class)	$8,101,369	$1,241,438	$3,655,622	N/A	N/A
Per Share Amount (Investor Class)	$0.47986	$0.02647	$0.14072	N/A	N/A
Short-Term Realized Gain (Institutional Class)	$17,224,518	$945,117	$5,112,475	$53,489	$57,422
Per Share Amount (Institutional Class)	$0.47986	$0.02647	$0.14072	$0.01747	$0.11141
Long-Term Realized Gain (Investor Class)	$64,554,677	$92,036,672	$73,272,731	N/A	N/A
Per Share Amount (Investor Class)	$3.82370	$1.96241	$2.82057	N/A	N/A
Long-Term Realized Gain (Institutional Class)	$ 137,251,260	$70,068,272	$ 102,473,665	$2,656,309	$—
Per Share Amount (Institutional Class)	$3.82370	$1.96241	$2.82057	$0.86758	$—

(k)	Common expenses of the Company are typically allocated among the Funds on an equal basis or by another equitable method, as appropriate.
(l)
Segment Reporting – Management evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

(m)
New Regulatory and Accounting Pronouncements – The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented annually when significant income taxes are paid.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(3)	Investment Adviser and Advisory Agreement and Transactions With Related Parties —
The Funds each have an investment advisory agreement with Fiduciary Management, Inc. (“FMI” or the “Adviser”), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager.
Pursuant to current investment advisory agreements, the Adviser is entitled to receive a fee for managing the Funds. The fee is computed and payable at the end of each month. The following annual percentages of the Funds’ average daily net assets are used:
•	Common Stock Fund: 0.85% of the assets from $0 - $500 million; 0.80% of the assets from $500 million - $1.0 billion; and 0.75% of the assets over $1.0 billion.
•	Large Cap Fund: 0.65% of the assets from $0 - $2.5 billion; 0.60% of the assets from $2.5 - $5.0 billion; and 0.55% of the assets over $5.0 billion.
•	International Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.
•
International Currency Unhedged Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.

•	Global Fund: 0.70% of the assets from $0 - $2.5 billion; 0.65% of the assets from $2.5 - $5.0 billion; 0.60% of the assets from $5.0 - $10.0 billion; and 0.55% of the assets over $10.0 billion.
The Funds are responsible for paying their proportionate share of the compensation, benefits and expenses of the Funds’ Chief Compliance Officer. For administrative convenience, FMI initially makes these payments and is later reimbursed by the Funds.
Under the respective advisory agreement or operating expenses limitation agreements, FMI will reimburse the Funds for expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) as follows:

	Investor Class Expense Cap	Institutional Class Expense Cap
Common Stock Fund	1.30%	1.20%
Large Cap Fund	1.20%	1.10%
International Fund	1.75%	1.65%
International Currency Unhedged Fund	1.75%	1.65%
Global Fund	1.75%	1.65%

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(3)	Investment Adviser and Advisory Agreement and Transactions With Related Parties — (Continued)
For the six month period ended March 31, 2026, there were no contractual or voluntary reimbursements required for the Common Stock Fund, Large Cap Fund or International Fund. For the six month period ended March 31, 2026, for the International Currency Unhedged Fund and the Global Fund, there were contractual and voluntary reimbursements as follows:

Contractual Reimbursements	For the Six Month Period Ended March 31, 2026 (Unaudited)	Fiscal Year Ended September 30,
Recoverable amounts reimbursed during:	2026	2025	2024	2023
Subject to recovery on or before:	2029	2028	2027	2026
Fund
Global Fund	$ 48,773	$ 120,139	—	—

Voluntary Reimbursements	For the Six Month Period Ended March 31, 2026 (Unaudited)	Fiscal Year Ended September 30,
Recoverable amounts reimbursed during:	2026	2025
Subject to recovery on or before:	2027	2026
Fund
International Currency Unhedged Fund	$ 74,774	$ 86,285
Global Fund	41,482	49,442

The voluntary 0.90% and 0.90% expense cap/reimbursement agreements for the International Currency Unhedged Fund and the Global Fund, respectively, will continue in effect until January 31, 2027, with successive renewal terms of one year unless the Adviser indicates in advance of any such automatic renewal that the renewal shall not occur. The Adviser is entitled to recoup contractual reimbursements and voluntary reimbursements for three-year and one-year periods, respectively, from the date the Adviser reduced its compensation and/or assumed expenses for the International Currency Unhedged Fund and the Global Fund. The Adviser does not currently intend to recoup any such contractual or voluntary reimbursements. Fees associated with the launch of the Global Fund were borne by the Adviser. These fees cannot be recouped by the Adviser.
The Large Cap Fund, the International Fund, the International Currency Unhedged Fund, and the Global Fund have each entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Each Plan, if implemented, provides that the applicable Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of such Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under each Plan would be paid monthly for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the six month period ended March 31, 2026, no such expenses were charged to the shareholders of any Fund as the Funds had not implemented the Plan.
Under the Funds’ organizational documents, each director, officer, employee or other agent of any Fund (including the Adviser) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(3)	Investment Adviser and Advisory Agreement and Transactions With Related Parties — (Continued)
the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
At March 31, 2026, other than with regard to the Global Fund, no person is deemed to “control” a Fund, as that term is defined in the Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s Investor Class and Institutional Class shares, on a combined basis, or who acknowledges the existence of control. With regard to the Global Fund, the known holdings of the Adviser and its affiliates are 72.36% of the Institutional Class shares of the Global Fund as of March 31, 2026 (Investor Class shares are not currently available for sale).
(4)	Shareholder Servicing Plan —
The Funds have adopted a Shareholder Servicing Plan pursuant to which Investor Class shares (if available) may pay financial intermediaries for assets maintained in an omnibus account at an annual rate of up to 0.15% of the average daily net assets of such Fund, or an annual per account rate approved by the Board. The Board may also authorize the Funds to pay for shareholder services outside of the plan. Incurred shareholder servicing fees in excess of the limitations approved by the Board are borne by the Adviser.
For the six month period ended March 31, 2026, shareholder servicing fees incurred are disclosed on the Statements of Operations.
(5)	Loan Agreements —
U.S. Bank, N.A. (the “Bank”) has made available to the Company a $600,000,000 umbrella credit facility, pursuant to the loan agreement (the “Agreement”) effective May 23, 2025 for the FMI Funds, Inc. (consisting of Common Stock Fund, Large Cap Fund, International Fund, International Currency Unhedged Fund, and Global Fund), for the purposes of having cash available to satisfy redemption requests and is subject to certain restrictions and covenants. Principal is due not more than 45 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the greater of 0.00% or the Bank’s current prime rate minus 1.00% on the amount borrowed. Advances will be collateralized by securities owned by the borrowing Fund. The Agreement is subject to renewal on May 22, 2026. During the six month period ended March 31, 2026, the Common Stock Fund, the International Fund, and the International Currency Unhedged Fund were the only Funds that borrowed against the loan agreement as follows:

	Average Borrowings(1)	Outstanding as of March 31, 2026	Weighted Average Interest Rate	Interest Expense	Maximum Borrowing	Maximum Borrowing Date
Common Stock Fund	$31,931,500	$ —	5.76%	$10,695	$ 62,409,000	12/22/2025
International Fund	15,592,333	—	5.89%	22,936	39,175,000	11/18/2025
International Currency Unhedged Fund	5,894,429	—	5.75%	6,590	10,472,000	3/13/2026

(1)	Calculation of average borrowings excludes days with no borrowing activity.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(6)	Investment Transactions —
For the six month period ended March 31, 2026, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund	Global Fund
Purchases	$288,857,395	$240,211,391	$168,644,822	$5,747,292	$3,365,855
Sales	707,423,085	443,685,656	816,323,862	21,260,858	2,044,569

(7)	Income Tax Information —
The following information for the Funds is presented on an income tax basis as of September 30, 2025:

	Cost of Investments	Gross Unrealized Appreciation(1)	Gross Unrealized Depreciation(1)	Net Unrealized Appreciation (Depreciation) on Investments(1)
Common Stock Fund	$ 1,735,954,608	$ 581,393,761	$(79,760,774)	$ 501,632,987
Large Cap Fund	1,001,279,177	466,329,523	(78,453,558)	387,875,965
International Fund	2,119,956,791	815,447,066	(188,166,772)	627,280,294
International Currency Unhedged Fund	60,512,686	17,549,854	(5,777,258)	11,772,596
Global Fund	10,315,964	941,746	(784,832)	156,914

(1)	Represents amounts of investments in securities, forward currency contracts and foreign currency transactions.
The difference between the cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. The International Fund is the only Fund with temporary mark to market differences. The components of accumulated earnings (deficit) on a tax-basis are as follows:

	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated (Deficit)	Total Distributable Earnings/ (Accumulated Deficit)
Common Stock Fund	$ 501,632,987	$32,118,564	$ 180,774,976	$ —	$ 714,526,527
Large Cap Fund	387,875,965	11,012,087	145,384,773	—	544,272,825
International Fund	627,280,294	101,855,073	133,750,090	—	862,885,457
International Currency
Unhedged Fund	11,772,596	1,262,127	2,656,282	—	15,691,005
Global Fund	156,914	170,330	—	—	327,244

During the year ended September 30, 2025, the International Fund and International Currency Unhedged Fund utilized prior year capital loss carryovers of $359,113,427 and $1,814,115, respectively.
At September 30, 2025, no Funds had remaining capital loss carryovers.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(7)
Income Tax Information — (Continued)
The tax components of dividends paid during the six month period ended March 31, 2026 (Unaudited) and the year ended September 30, 2025 are as follows:

	March 31, 2026			September 30, 2025
	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions
Common Stock Fund	$33,769,317	$201,805,937	$ 235,575,254	$7,534,704	$37,755,920	$45,290,624
Large Cap Fund	$13,198,641	$162,104,944	175,303,585	13,925,446	166,442,900	180,368,346
International Fund	$110,623,169	$175,746,396	286,369,565	—	—	—
International Currency Unhedged Fund	1,522,441	2,656,309	4,178,750	1,502,349	—	1,502,349
Global Fund	170,335	—	170,335	—	—	—

(1)	For federal income tax purposes, distributions on short-term capital gains are treated as ordinary income distributions.
(8)	Fund Share Transactions —

	For the Six Month Period Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Common Stock Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	772,616	$27,948,526	4,567,696	$172,286,829
Institutional Class	3,223,230	115,338,791	8,134,402	307,156,469
Reinvestment of dividends and distributions
Investor Class	2,078,544	70,691,287	392,077	14,569,572
Institutional Class	4,616,127	157,179,138	803,378	29,901,742
Redemptions
Investor Class	(4,210,082)	(151,510,109)	(6,533,998)	(244,251,439)
Institutional Class	(12,326,248)	(445,159,733)	(7,004,293)	(261,661,249)
Total Investor Class	(1,358,922)	(52,870,296)	(1,574,225)	(57,395,038)
Total Institutional Class	(4,486,891)	(172,641,804)	1,933,487	75,396,962
Net increase (decrease)	(5,845,813)	$ (225,512,100)	359,262	$18,001,924

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(8)
Fund Share Transactions — (Continued)

	For the Six Month Period Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Large Cap Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	784,275	$10,814,744	1,340,296	$20,281,365
Institutional Class	1,758,596	24,551,724	3,317,458	51,007,316
Reinvestment of dividends and distributions
Investor Class	7,378,599	98,873,226	6,976,011	102,198,567
Institutional Class	5,689,471	75,897,541	5,312,404	77,507,970
Redemptions
Investor Class	(8,755,682)	(126,243,199)	(13,048,884)	(201,289,680)
Institutional Class	(8,699,859)	(124,005,697)	(11,240,721)	(172,233,096)
Total Investor Class	(592,808)	(16,555,229)	(4,732,577)	(78,809,748)
Total Institutional Class	(1,251,792)	(23,556,432)	(2,610,859)	(43,717,810)
Net increase (decrease)	(1,844,600)	$(40,111,661)	(7,343,436)	$(122,527,558)

	For the Six Month Period Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
International Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	604,164	$22,171,095	2,601,482	$95,796,872
Institutional Class	1,620,884	60,033,647	14,842,123	549,035,982
Reinvestment of dividends and distributions
Investor Class	3,367,814	118,008,186	—	—
Institutional Class	4,291,813	151,286,390	—	—
Redemptions
Investor Class	(6,374,502)	(233,283,796)	(8,066,836)	(299,985,891)
Institutional Class	(13,359,364)	(497,773,821)	(72,624,936)	(2,724,302,103)
Total Investor Class	(2,402,524)	(93,104,515)	(5,465,354)	(204,189,019)
Total Institutional Class	(7,446,667)	(286,453,784)	(57,782,813)	(2,175,266,121)
Net increase (decrease)	(9,849,191)	$ (379,558,299)	(63,248,167)	$(2,379,455,140)

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2026 (Unaudited)
(8)
Fund Share Transactions — (Continued)

	For the Six Month Period Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
International Currency Unhedged Fund	Shares	Amount	Shares	Amount
Sales
Institutional Class	47,308	$1,100,442	154,940	$3,355,379
Reinvestment of dividends and distributions
Institutional Class	184,900	4,178,750	71,312	1,496,844
Redemptions
Institutional Class	(826,962)	(18,280,707)	(300,970)	(6,591,926)
Total Institutional Class	(594,754)	(13,001,515)	(74,718)	(1,739,703)
Net increase (decrease)	(594,754)	$(13,001,515)	(74,718)	$(1,739,703)

	For the Six Month Period Ended March 31, 2026 (Unaudited)		For the Period December 31, 2024(1) to September 30, 2025
Global Fund	Shares	Amount	Shares	Amount
Sales
Institutional Class	57,975	$1,224,772	503,420	$10,287,228
Reinvestment of dividends and distributions
Institutional Class	8,197	170,335	—	—
Redemptions
Institutional Class	(10,283)	(200,515)	(8,571)	(172,887)
Total Institutional Class	55,889	1,194,592	494,849	10,114,341
Net increase (decrease)	55,889	$1,194,592	494,849	$10,114,341

(1)	Inception date.
(9)	Subsequent Events —
Management has evaluated related events and transactions that occurred subsequent to March 31, 2026, through the date of issuance of the Funds’ financial statements and has determined there were no other subsequent events or transactions.

FMI Funds, Inc.
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please review the Statement of Additional Information. You may call (800) 811-5311 and request a Statement of Additional Information, and it will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how each of the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ended June 30. The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website provided above.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)

See Statements of Operations within Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Renewal of Advisory Agreements for FMI Common Stock Fund, FMI Large Cap Fund, FMI International Fund and FMI International Fund II – Currency Unhedged
On December 19, 2025, the Directors of FMI Funds, Inc. approved the continuation of the investment advisory agreements for the FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”) and the FMI International Fund II – Currency Unhedged (the “International Fund II”). (The Common Stock Fund, the Large Cap Fund, the International Fund and the International Fund II are sometimes referred to herein as a “Fund” and, collectively, as the “Funds”). The investment advisory agreement for the FMI Global Fund was not up for continuation in
December 2025, but will be up for continuation in 2026.
In advance of approving the continuation of the investment advisory agreements, the Directors who are not “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met with their independent legal counsel. They discussed with their independent legal counsel, in executive session, a memorandum describing their fiduciary duties with respect to approving the continuation of the investment advisory agreements and the relevant factors for their consideration of the investment advisory agreements. As part of the discussion regarding the fiduciary duties of the Directors, the Independent Directors confirmed their understanding of the need to have asked about, and received answers to, any matters that they believe are relevant to determining whether to approve the continuation of the investment advisory agreements.
The Independent Directors also reviewed and discussed with their independent legal counsel, in executive session, all of the materials that the Funds’ investment adviser, Fiduciary Management, Inc. (the “Adviser”), had provided to the Independent Directors to assist them in their consideration of the investment advisory agreement (collectively, the “15(c) Material”). Following this review, they concluded that the 15(c) Material addressed all of the relevant matters that they wanted to consider in assessing the performance of the Funds and the performance of the Adviser under the investment advisory agreements, and that the 15(c) Material provided them with an understanding of the investment advisory agreements and the services that the Adviser provides the Funds.
The Independent Directors then met in general session to discuss the 15(c) Material with the other Directors and management of the Funds. In discussing the 15(c) Material with management of the Funds, management highlighted various sections of the 15(c) Material and addressed the questions and comments of the Directors to their satisfaction. The Directors confirmed that in considering the investment advisory agreements, they focused on the following items, among others:
•
The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

•	A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.
•	A comparison of the fee structures of other accounts managed by the Adviser.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
•	Whether economies of scale are recognized by the Funds, and whether existing breakpoints are appropriate.
•	The costs and profitability of the Funds to the Adviser.
•	The independence, expertise, care, and conscientiousness of the Board of Directors.
•	Short-term and long-term investment performance of the Funds.
•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).
All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session both before and after their general session with the other Directors and management of the Funds. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.
The material considerations and determinations of the Directors, including all of the Independent Directors, are described below:
Nature and Quality of Investment Advisory Services
The Adviser supervises the investment portfolios of the FMI Large Cap Fund, the FMI Common Stock Fund, the FMI International Fund and the FMI International Fund II – Currency Unhedged, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. All investment decisions are made by a Portfolio Management Committee (“PMC”). The Directors noted that the investment process employed by the PMC is team-based and highly research-intensive, utilizing primarily in-house, fundamental research. In employing the Adviser’s strategy, the Adviser conducts extensive research on target companies, including interviews with management, competitors, analysts and others, and considers a variety of economic and market factors.
Noting the Adviser’s research-intensive process, the Directors considered the background and experience of the Adviser’s senior management and the expertise of, and the level of attention given to, the Funds by the Adviser’s investment personnel, and determined that the personnel servicing the Funds are well qualified. In addition, the Directors deliberated on the quality of the material service providers to the Funds, who provide administrative and distribution-related services on behalf of the Funds and are overseen by the Adviser, and on the overall reputation and capabilities of the Adviser, noting that they believe the service providers are respected in the industry and provide valuable services to the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
The Directors concluded, based on the well-qualified personnel serving the Funds and their review of the performance of the Funds, adjusted for risk, as discussed herein, that the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser are good.
The Directors then assessed the risk management of the Funds, and the operation of the Funds’ compliance programs, as reported to them in discussions with the Chief Compliance Officer (CCO) of the Funds. They noted that the Funds had not experienced material breaches of the compliance program, and that the CCO’s annual and quarterly reports have reflected that the compliance program is reasonably designed to prevent material violations of the federal securities laws and is operating effectively. Based on the Directors’ assessment of the Funds’ compliance program, the Directors determined that the nature and extent of the services provided by the Adviser are appropriate to help assure that the Funds’ operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
Management discussed with the Directors the fact that several variables in addition to the management fee, such as service, administrative and transaction fees, can have an impact on costs to the shareholders of the Funds. The Directors noted that the Adviser again engaged Broadridge Financial Solutions 15(c) Services to provide peer group comparative fee, expense and performance analysis for each Fund (the “15(c) Report”) to assist the Directors with their analysis of whether to continue the investment advisory agreements for those Funds. They discussed the Morningstar fee-level methodology used in the 15(c) Report, as well as the custom 15(c) categories and peer groups created explicitly for the 15(c) Report, and determined that the methodology remains reasonable.
The Directors noted that the peer-grouping methodology in the 15(c) Report considers three factors in selecting potential peers: investment style, share-class characteristics and assets. While it would be ideal if each peer matched closely with the applicable Fund on all three dimensions,the Directors noted that in practice it is often necessary to relax one of the peer-grouping factors to identify an appropriate number of peers. They concluded that they were comfortable with the peer-group methodology in the 15(c) Report.
The Directors then reviewed the expense analysis contained in the 15(c) Report. After assessing the expense information discussed above, the Directors concluded that the expense ratios of the Funds are within the range of comparable mutual funds and that the Funds’ advisory fees and total expenses are reasonable in light of the services provided.
Comparison of Fee Structures of Other Accounts
The Directors believe that management of a mutual fund involves more comprehensive and substantive duties than the management of institutional separate accounts or sub-advised funds. Mutual funds require considerable compliance, third-party oversight and shareholder services that institutional accounts do not, due to the more retail nature of the fund shareholder base and the legal and regulatory burdens associated with managing a mutual fund family. For instance, the Adviser provides tailored investment advisory services to the Funds to accommodate the cash-flow volatility presented by shareholder purchases and redemptions. Moreover, the Adviser

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.
The Adviser has implemented robust shareholder communication efforts to reach potential shareholders through direct contact, through intermediaries, and via the financial press. The Adviser does not engage in equivalent efforts for its separate account clients.
With regard to compliance, the Adviser coordinates with the Funds’ CCO and other service providers to help ensure compliance with regulatory regimens imposed by the Investment Company Act of 1940, the Securities Act of 1933, the Securities Exchange Act of 1934, FINRA, the Internal Revenue Code and the numerous other laws and regulations confronting mutual funds, such as, but not limited to, the Sarbanes-Oxley Act, the Dodd-Frank Act and the Bank Secrecy Act. Additionally, complex regulatory filings, liquidity risk management programs and monitoring, highly regulated shareholder services, shareholder and public communications, fund accounting, valuation, website development and maintenance, and Board governance are all intrinsic to the Funds, requiring significant resources, expertise and oversight by the Adviser.
The Directors reviewed the Revenue and Fee Analysis summarizing the Adviser’s gross billed revenues and average gross fee (in basis points) for each Adviser product for the 12-month period from October 1, 2024 to September 30, 2025. They also reviewed a comparison of the management fee for each of the Funds with the fee charged by the Adviser to the 10 largest institutional clients with a similar investment strategy. The Directors noted that the large institutional separate accounts and the sub-advised funds generally pay a lower fee than the Funds, and that some substantial accounts have fees that are somewhat lower. However, the Directors believe that the differential between the fee paid by the Funds and the institutional accounts is justified in view of the items discussed above and the intermediary service fees that are paid by the Adviser, as discussed below.
Separate accounts or sub-advised funds engage the Adviser for investment management services and client service only. The Directors also noted that sub-advised funds have a layer of investment management fees, in addition to sub-advisory fees. The adviser to those sub-advised funds assumes some of the cash-flow management duties, board maintenance, and most operational and compliance obligations and third-party oversight.
The mutual fund industry has increasingly moved to brokerage platforms (intermediaries) as the transaction vehicle of choice for investors seeking to buy and sell shares of mutual funds that are offered to the general public. Fewer investors are going directly to the Funds’ transfer agent to effect share transactions. Regarding the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds for sub-transfer agent services performed by the intermediaries. Thus, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separately managed accounts. None of the Funds utilize 12b-1 plans to fund distribution costs, with the Adviser absorbing all such costs.
Based on the materials and information discussed above, the Directors concluded that the differential in advisory fees between the Funds and the separate accounts and sub-advised funds managed by the Adviser is reasonable, and that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
Performance
The Directors then reviewed the performance and risk analysis of the Funds contained in the 15(c) Report prepared by Broadridge for periods ended September 30, 2025. They considered each Fund’s performance against its primary benchmark and against its custom 15(c) peer group over the one-, three-, five- and, where applicable, ten-year periods since inception, as well as performance relative to value-oriented proxy indexes where appropriate.
In doing so, the Directors noted, among other points highlighted in the 15(c) Report and the Adviser’s memorandum, that:
•
The FMI Large Cap Fund has underperformed the S&P 500 Index over most measured periods, reflecting the Fund’s value-oriented discipline in a market environment that has favored growth and large technology-oriented issuers, but has compared more favorably against the iShares Russell 1000 Value ETF and its value-oriented peers over longer-term periods.

•
The FMI Common Stock Fund has outperformed the Russell 2000 and Russell 2000 Value indexes over longer-term periods since inception, while experiencing shorter-term periods of relative underperformance in certain market environments.

•
The international-focused Funds (the FMI International Fund and the FMI International Fund II – Currency Unhedged) have had more mixed relative performance, including weaker recent relative performance versus certain MSCI EAFE-based benchmarks and value-oriented indexes, but have demonstrated more favorable results versus some benchmarks and peers over longer time horizons and in light of the Adviser’s valuation discipline and geographic exposures.

Based on the information and materials discussed by the Directors, as reflected in the Board Materials, the Directors concluded that the performance of the Funds, adjusting for risk and viewed over appropriate time periods and market cycles, has been acceptable on both a relative and an absolute basis.
Costs and Profitability
The Adviser uses a team-oriented approach so no one individual is assigned to any one of the Adviser’s clients from a portfolio management, research, trading, operations or administrative perspective. Instead, every teammate is working on behalf of all the Adviser’s clients, including each Fund. Accordingly, in determining the Adviser’s costs relative to the services performed on behalf of all the Adviser’s clients, the Adviser has determined to allocate its overall costs proportionately to each Adviser client based upon the percentage of that client’s assets under the Adviser’s management. The Directors believe this method of allocation is appropriate.
In assessing and evaluating the information regarding costs and profitability, the Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking this into account, and following their discussion of the material presented, the Directors concluded that the level of profitability realized by the Adviser

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees are fair and within the range of industry averages.
Economies of Scale
The Directors discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. However, the Directors also noted that many of the Funds’ expenses are subject to diseconomies of scale; for example, intermediary servicing fees generally increase as the Funds’ assets grow. The Directors assessed the current breakpoints for the Funds and the Adviser’s efforts to keep overall expenses low. The Directors noted that they are pleased with the Adviser’s efforts to control and reduce overall expenses, including through renegotiation of third-party contracts and the use of fee breakpoints, and they determined that the current fee schedules are reasonable.
Fall-Out Benefits
The Directors reviewed the Adviser’s Procedure for Selection and Approval of Brokers, the Procedure for Selection, Approval and Administration of Soft-Dollar Services, the Domestic Commission Summary, the International Commission Summary and the Commission Purpose Reports for each Fund and the aggregate non-directed separate accounts for each Adviser strategy. While the research, analytical, statistical and other information and services provided by brokers have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the investment advisory agreements.
Research services furnished by brokers through whom the Adviser effects security transactions may be used in servicing all of the Adviser’s accounts and these services may not be used solely in connection with the accounts which paid commissions to the broker providing such services. Other clients of the Adviser may benefit from the availability of these services to the Adviser, and a Fund may benefit from services available to the Adviser as a result of transactions for other clients. Accordingly, the Adviser has determined to allocate Soft-Dollar/Research Targets proportionately to the Adviser’s clients generally based upon the percentage of a client’s assets under management. The Directors believe this allocation methodology is appropriate.
After discussing and evaluating the materials presented, the Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds, including research and trading-related benefits, are reasonable and do not alter their conclusions regarding the overall fairness of the advisory arrangements.
Conclusion
After the Independent Directors conducted an executive session, and after reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, concluded that the investment advisory arrangements between the Funds and the Adviser were fair and reasonable and that approval of the continuation of the investment advisory agreements would be in the best interest of the Funds and their shareholders.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
Accordingly, the Directors, including the Independent Directors voting separately, approved the continuation of the investment advisory agreements for the FMI Large Cap Fund, the FMI Common Stock Fund, the FMI International Fund and the FMI International Fund II – Currency Unhedged.

FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund

790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202 www.fmifunds.com 414-226-4555
BOARD OF DIRECTORS
ROBERT C. ARZBAECHER	PATRICK J. ENGLISH
JONATHAN T. BLOOM	REBECCA W. HOUSE
JOHN S. BRANDSER	PAUL S. SHAIN
LAWRENCE J. BURNETT	ROBERT J. VENABLE

INVESTMENT ADVISER
FIDUCIARY MANAGEMENT, INC. 790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202
ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 800-811-5311 or 414-765-4124

CUSTODIAN U.S. BANK, N.A. Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM COHEN & COMPANY, LTD. Milwaukee, Wisconsin

DISTRIBUTOR	LEGAL COUNSEL
FORESIDE FINANCIAL SERVICES, LLC Portland, Maine	FOLEY & LARDNER LLP Milwaukee, Wisconsin

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FMI Funds, Inc.

By (Signature and Title)*	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	5/26/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	5/26/2026

By (Signature and Title)*	/s/ Jonathan T. Bloom
Jonathan T. Bloom, Principal Financial Officer

Date	5/26/2026